UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/14

Item 1. Proxy Voting Records.

AMERICAN CAPITAL AGENCY CORP. Meeting Date: APR 22, 2014 Record Date: FEB 27, 2014 Meeting Type: ANNUAL
Ticker: AGNC Security ID: 02503X105
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Robert M. Couch	Management	For	For
1.2	Elect Director Morris A. Davis	Management	For	For
1.3	Elect Director Randy E. Dobbs	Management	For	For
1.4	Elect Director Larry K. Harvey	Management	For	For
1.5	Elect Director Prue B. Larocca	Management	For	For
1.6	Elect Director Alvin N. Puryear	Management	For	For
1.7	Elect Director Malon Wilkus	Management	For	For
1.8	Elect Director John R. Erickson	Management	For	Against
1.9	Elect Director Samuel A. Flax	Management	For	For
2	Ratify Auditors	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Strategic Mortgage Portfolio

By (Signature and Title)* /s/LAURA F. FERGERSON_____

Laura F. Fergerson,

Chief Executive Officer – Finance and Administration

Date August 25, 2014

* Print the name and title of each signing officer under his or her signature.